BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@PacificLife.com
October 20, 2009
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506
Re:	Registration Statement for Pacific Fusion Individual Limited Premium Deferred Fixed and Variable Annuity (File Number 333-160999) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 2 to the above referenced Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual limited premium deferred fixed and variable annuity contract designated as the Pacific Fusion Individual Limited Premium Deferred Fixed and Variable Annuity Contract, which is funded by the Separate Account.
The purpose of this filing is to incorporate Staff comments, include financial information for Pacific Life and the Separate Account, and other exhibits.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage